Schedule of Investments (unaudited)	iShares® iBonds® Dec 2033 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 5.38%, 06/15/33 (Call 03/15/33)	$25	$24,399

Aerospace & Defense — 2.0%
Boeing Co. (The), 6.13%, 02/15/33	20	20,936
HEICO Corp., 5.35%, 08/01/33 (Call 05/01/33)	20	19,911
Lockheed Martin Corp., 5.25%, 01/15/33 (Call 10/15/32)	80	82,553
Northrop Grumman Corp., 4.70%, 03/15/33 (Call 12/15/32)	80	78,162
RTX Corp., 5.15%, 02/27/33 (Call 11/27/32)	97	97,005
		298,567
Agriculture — 1.4%
Archer-Daniels-Midland Co., 4.50%, 08/15/33 (Call 05/15/33)	40	39,195
Philip Morris International Inc., 5.38%, 02/15/33 (Call 11/15/32)	165	164,487
		203,682
Auto Manufacturers — 1.0%
General Motors Financial Co. Inc., 6.40%, 01/09/33 (Call 10/09/32)	76	78,145
Toyota Motor Corp., 5.12%, 07/13/33 (Call 04/13/33)	40	40,910
Toyota Motor Credit Corp., 4.70%, 01/12/33	25	24,702
		143,757
Auto Parts & Equipment — 0.3%
Magna International Inc., 5.50%, 03/21/33 (Call 12/21/32)	41	41,914

Banks — 4.1%
Citigroup Inc.
5.88%, 02/22/33	60	61,056
6.00%, 10/31/33	30	30,901
Goldman Sachs Group Inc. (The), 6.13%, 02/15/33	78	83,975
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)	30	27,044
Royal Bank of Canada
5.00%, 02/01/33	160	156,981
5.00%, 05/02/33	35	34,225
Sumitomo Mitsui Financial Group Inc.
5.77%, 01/13/33	200	204,818
5.78%, 07/13/33	20	20,502
		619,502
Beverages — 1.4%
Brown-Forman Corp., 4.75%, 04/15/33 (Call 01/15/33)	55	55,088
Constellation Brands Inc., 4.90%, 05/01/33 (Call 02/01/33)	59	57,567
Diageo Capital PLC, 5.50%, 01/24/33 (Call 10/24/32)	55	57,927
PepsiCo Inc., 4.45%, 02/15/33 (Call 11/15/32)	45	45,162
		215,744
Biotechnology — 2.4%
Amgen Inc.
4.20%, 03/01/33 (Call 12/01/32)	60	55,689
5.25%, 03/02/33 (Call 12/02/32)	305	304,311
		360,000
Building Materials — 0.6%
Fortune Brands Innovations Inc., 5.88%, 06/01/33 (Call 03/01/33)	47	47,504
Trane Technologies Financing Ltd., 5.25%, 03/03/33 (Call 12/03/32)	35	35,253
		82,757
Chemicals — 1.9%
Air Products and Chemicals Inc., 4.80%, 03/03/33 (Call 12/03/32)	51	51,428
Security	Par (000)	Value

Chemicals (continued)
Dow Chemical Co. (The), 6.30%, 03/15/33 (Call 12/15/32)	$48	$51,328
Eastman Chemical Co., 5.75%, 03/08/33 (Call 12/08/32)	40	39,904
EIDP Inc., 4.80%, 05/15/33 (Call 02/15/33)	45	43,767
FMC Corp., 5.65%, 05/18/33 (Call 02/18/33)	35	33,842
LYB International Finance III LLC, 5.63%, 05/15/33 (Call 02/15/33)	40	39,986
Mosaic Co. (The), 5.45%, 11/15/33 (Call 05/15/33)	25	24,602
		284,857
Commercial Services — 0.2%
Verisk Analytics Inc., 5.75%, 04/01/33 (Call 01/01/33)	30	31,019

Computers — 2.1%
Apple Inc., 4.30%, 05/10/33 (Call 02/10/33)	72	71,549
Dell International LLC/EMC Corp., 5.75%, 02/01/33 (Call 11/01/32)	77	78,093
HP Inc., 5.50%, 01/15/33 (Call 10/15/32)	85	83,832
International Business Machines Corp., 4.75%, 02/06/33 (Call 11/06/32)	50	49,028
Leidos Inc., 5.75%, 03/15/33 (Call 12/15/32)	40	39,972
		322,474
Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co., 4.60%, 03/01/33 (Call 12/01/32)	25	25,312
Estee Lauder Cos. Inc., 4.65%, 05/15/33 (Call 02/15/33)	57	56,070
Kenvue Inc., 4.90%, 03/22/33 (Call 12/22/32)(a)	98	98,517
Procter & Gamble Co. (The), 4.05%, 01/26/33	60	59,011
		238,910
Distribution & Wholesale — 0.3%
LKQ Corp., 6.25%, 06/15/33 (Call 03/15/33)(a)	40	40,262

Diversified Financial Services — 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.40%, 10/29/33 (Call 07/29/33)	75	59,996
Ameriprise Financial Inc., 5.15%, 05/15/33 (Call 02/15/33)	65	64,447
Brookfield Capital Finance LLC, 6.09%, 06/14/33 (Call 03/14/33)	45	45,650
Intercontinental Exchange Inc., 4.60%, 03/15/33 (Call 12/15/32)	120	116,126
Mastercard Inc., 4.85%, 03/09/33 (Call 12/09/32)	40	40,703
Nomura Holdings Inc.
6.09%, 07/12/33	55	55,881
6.18%, 01/18/33	20	20,487
		403,290
Electric — 13.4%
AEP Texas Inc., 5.40%, 06/01/33 (Call 03/01/33)	50	50,043
Ameren Illinois Co., 4.95%, 06/01/33 (Call 03/01/33)	42	41,696
American Electric Power Co. Inc., 5.63%, 03/01/33 (Call 12/01/32)	67	68,235
Arizona Public Service Co., 5.55%, 08/01/33 (Call 05/01/33)	31	31,064
Black Hills Corp., 4.35%, 05/01/33 (Call 02/01/33)	35	31,247
CenterPoint Energy Houston Electric LLC, 4.95%, 04/01/33 (Call 01/01/33)	50	49,866
Commonwealth Edison Co., 4.90%, 02/01/33 (Call 11/01/32)	20	19,881
Connecticut Light & Power Co. (The), 4.90%, 07/01/33 (Call 04/01/33)	22	21,870
Consolidated Edison Co. of New York Inc., 5.20%, 03/01/33 (Call 12/01/32)	25	25,277
Constellation Energy Generation LLC, 5.80%, 03/01/33 (Call 12/01/32)	30	30,779
Consumers Energy Co., 4.63%, 05/15/33 (Call 11/15/32)	35	34,158
Dominion Energy Inc., Series E, 6.30%, 03/15/33	40	42,524

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2033 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Dominion Energy South Carolina Inc., 5.30%, 05/15/33	$75	$75,669
DTE Electric Co., 5.20%, 04/01/33 (Call 01/01/33)	49	49,666
Duke Energy Carolinas LLC, 4.95%, 01/15/33 (Call 10/15/32)	135	134,533
Duke Energy Ohio Inc., 5.25%, 04/01/33 (Call 01/01/33)	25	25,290
Duke Energy Progress LLC, 5.25%, 03/15/33 (Call 12/15/32)	10	10,137
Entergy Arkansas LLC, 5.15%, 01/15/33 (Call 10/15/32)	20	20,101
Entergy Louisiana LLC, 4.00%, 03/15/33 (Call 12/15/32)	75	68,135
Entergy Mississippi LLC, 5.00%, 09/01/33 (Call 06/01/33)	10	9,805
Evergy Metro Inc., 4.95%, 04/15/33 (Call 01/15/33)	26	25,531
Eversource Energy, 5.13%, 05/15/33 (Call 02/15/33)	63	62,055
Exelon Corp., 5.30%, 03/15/33 (Call 12/15/32)	75	74,949
Florida Power & Light Co.
4.80%, 05/15/33 (Call 02/15/33)	28	27,760
5.10%, 04/01/33 (Call 01/01/33)	80	80,986
Georgia Power Co., 4.95%, 05/17/33 (Call 11/17/32)	75	73,876
Kentucky Utilities Co., 5.45%, 04/15/33 (Call 01/15/33)	40	40,827
National Grid PLC, 5.81%, 06/12/33 (Call 03/12/33)	62	62,723
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/33 (Call 07/15/32)	45	46,972
NextEra Energy Capital Holdings Inc., 5.05%, 02/28/33 (Call 11/28/32)	80	78,602
Ohio Power Co., 5.00%, 06/01/33 (Call 03/01/33)	45	44,593
Oklahoma Gas & Electric Co., 5.40%, 01/15/33 (Call 07/15/32)	30	30,365
Oncor Electric Delivery Co. LLC, 7.25%, 01/15/33	20	22,957
Pacific Gas & Electric Co., 6.40%, 06/15/33 (Call 03/15/33)	90	90,416
Pacific Gas and Electric Co., 6.15%, 01/15/33 (Call 10/15/32)	50	49,342
PECO Energy Co., 4.90%, 06/15/33 (Call 03/15/33)	30	29,838
PPL Electric Utilities Corp., 5.00%, 05/15/33 (Call 02/15/33)	49	48,933
Public Service Co. of Oklahoma, 5.25%, 01/15/33 (Call 10/15/32)	10	9,942
Public Service Electric & Gas Co., 4.65%, 03/15/33 (Call 12/15/32)	42	41,209
Sempra Energy, 5.50%, 08/01/33 (Call 05/01/33)	35	34,991
Southern California Gas Co., 5.20%, 06/01/33 (Call 03/01/33)	50	49,516
Southern Co. (The), 5.20%, 06/15/33 (Call 12/15/32)	58	57,544
Southwestern Electric Power Co., 5.30%, 04/01/33 (Call 01/01/33)	15	14,848
Virginia Electric & Power Co., 5.00%, 04/01/33 (Call 01/01/33)	28	27,777
Wisconsin Electric Power Co., 5.63%, 05/15/33	20	20,737
Wisconsin Power & Light Co., 4.95%, 04/01/33 (Call 01/01/33)	27	26,619
		2,013,884
Electronics — 1.0%
Honeywell International Inc., 5.00%, 02/15/33 (Call 11/15/32)	88	89,421
Trimble Inc., 6.10%, 03/15/33 (Call 12/15/32)	60	60,917
		150,338
Engineering & Construction — 0.2%
Jacobs Engineering Group Inc., 5.90%, 03/01/33 (Call 12/01/32)	35	34,561

Environmental Control — 0.8%
Republic Services Inc., 2.38%, 03/15/33 (Call 12/15/32)	35	28,106
Waste Connections Inc., 4.20%, 01/15/33 (Call 10/15/32)	40	37,391
Waste Management Inc., 4.63%, 02/15/33 (Call 11/15/32)	55	53,564
		119,061
Food — 2.7%
General Mills Inc., 4.95%, 03/29/33 (Call 12/29/32)	85	84,120
Hershey Co. (The), 4.50%, 05/04/33 (Call 02/04/33)	36	35,582
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 5.75%, 04/01/33 (Call 01/01/33)(a)	150	143,907
Security	Par (000)	Value

Food (continued)
Kellogg Co., 5.25%, 03/01/33 (Call 12/01/32)	$34	$34,170
McCormick & Co. Inc./MD, 4.95%, 04/15/33 (Call 01/15/33)	41	40,284
Pilgrim's Pride Corp., 6.25%, 07/01/33 (Call 04/01/33)	73	72,501
		410,564
Gas — 0.8%
CenterPoint Energy Resources Corp., 5.40%, 03/01/33 (Call 12/01/32)	55	55,896
NiSource Inc., 5.40%, 06/30/33 (Call 03/30/33)	30	30,242
Piedmont Natural Gas Co. Inc., 5.40%, 06/15/33 (Call 03/15/33)	20	19,940
Spire Missouri Inc., 4.80%, 02/15/33 (Call 11/15/32)	20	19,610
		125,688
Hand & Machine Tools — 0.6%
Regal Rexnord Corp., 6.40%, 04/15/33 (Call 01/15/33)(a)	90	89,654

Health Care - Products — 0.5%
Medtronic Global Holdings SCA, 4.50%, 03/30/33 (Call 12/30/32)	80	78,015

Health Care - Services — 3.8%
Elevance Health Inc., 4.75%, 02/15/33 (Call 11/15/32)	80	77,842
HCA Inc., 5.50%, 06/01/33 (Call 03/01/33)	95	94,556
Humana Inc., 5.88%, 03/01/33 (Call 12/01/32)	65	67,690
Providence St Joseph Health Obligated Group, 5.40%, 10/01/33 (Call 04/01/33)	35	34,758
Sutter Health, 5.16%, 08/15/33 (Call 02/15/33)	20	19,912
UnitedHealth Group Inc.
4.50%, 04/15/33 (Call 01/15/33)	62	60,386
5.35%, 02/15/33 (Call 11/15/32)	200	206,984
UPMC, 5.04%, 05/15/33 (Call 02/15/33)	15	14,772
		576,900
Home Builders — 0.1%
PulteGroup Inc., 6.38%, 05/15/33	15	15,753

Home Furnishings — 0.2%
Whirlpool Corp., 5.50%, 03/01/33 (Call 12/01/32)	26	26,069

Household Products & Wares — 0.3%
Avery Dennison Corp., 5.75%, 03/15/33 (Call 12/15/32)	33	33,550
Kimberly-Clark Corp., 4.50%, 02/16/33 (Call 11/16/32)	15	14,888
		48,438
Insurance — 4.2%
Allstate Corp. (The)
5.25%, 03/30/33 (Call 12/30/32)	65	64,479
5.35%, 06/01/33	15	15,009
American International Group Inc., 5.13%, 03/27/33 (Call 12/27/32)	60	58,973
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/33 (Call 11/28/32)	59	59,493
Arthur J Gallagher & Co., 5.50%, 03/02/33 (Call 12/02/32)	25	25,214
Athene Holding Ltd., 6.65%, 02/01/33 (Call 11/01/32)	25	25,465
CNA Financial Corp., 5.50%, 06/15/33 (Call 03/15/33)	32	31,579
Equitable Holdings Inc., 5.59%, 01/11/33 (Call 10/11/32)	30	29,711
Marsh & McLennan Companies Inc., 5.88%, 08/01/33	20	21,189
MetLife Inc., 5.38%, 07/15/33 (Call 04/15/33)	55	55,519
Principal Financial Group Inc., 5.38%, 03/15/33 (Call 12/15/32)	20	19,948
Progressive Corp. (The), 4.95%, 06/15/33 (Call 03/15/33)	25	24,752
Prudential Financial Inc., 5.75%, 07/15/33	25	26,245
Reinsurance Group of America Inc., 6.00%, 09/15/33 (Call 06/15/33)	32	32,390

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2033 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33 (Call 03/05/33)	$58	$57,205
Travelers Property Casualty Corp., 6.38%, 03/15/33	35	38,575
Willis North America Inc., 5.35%, 05/15/33 (Call 02/15/33)	50	48,659
		634,405
Internet — 0.9%
Meta Platforms Inc., 4.95%, 05/15/33 (Call 02/15/33)	134	134,875

Iron & Steel — 0.7%
Vale Overseas Ltd., 6.13%, 06/12/33 (Call 03/12/33)	110	110,473

Lodging — 0.2%
Marriott International Inc./MD, Series II, 2.75%, 10/15/33 (Call 07/15/33)	45	35,733

Machinery — 0.1%
nVent Finance Sarl, 5.65%, 05/15/33 (Call 02/15/33)	15	14,724

Manufacturing — 0.6%
Eaton Corp., 4.15%, 03/15/33 (Call 12/15/32)	102	96,562

Media — 3.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 04/01/33 (Call 01/01/33)	76	66,857
Comcast Corp.
4.25%, 01/15/33	130	123,194
4.65%, 02/15/33 (Call 11/15/32)	40	39,506
4.80%, 05/15/33 (Call 02/15/33)	135	133,587
7.05%, 03/15/33	10	11,498
Paramount Global, 5.50%, 05/15/33	34	30,906
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	73	81,757
Walt Disney Co. (The), 6.55%, 03/15/33	29	31,941
		519,246
Mining — 1.4%
BHP Billiton Finance USA Ltd., 4.90%, 02/28/33 (Call 11/28/32)	61	60,755
Kinross Gold Corp., 6.25%, 07/15/33 (Call 04/15/33)	36	35,482
Rio Tinto Alcan Inc., 6.13%, 12/15/33	30	32,237
Rio Tinto Finance USA PLC, 5.00%, 03/09/33 (Call 12/09/32)	80	80,251
		208,725
Oil & Gas — 3.4%
BP Capital Markets America Inc.
4.81%, 02/13/33 (Call 11/13/32)	90	88,533
4.89%, 09/11/33 (Call 06/11/33)	180	177,858
Canadian Natural Resources Ltd., 6.45%, 06/30/33	35	36,244
Diamondback Energy Inc., 6.25%, 03/15/33 (Call 12/15/32)	80	83,573
Hess Corp., 7.13%, 03/15/33	40	43,899
Ovintiv Inc., 6.25%, 07/15/33 (Call 04/15/33)	46	46,433
Phillips 66, 5.30%, 06/30/33 (Call 03/30/33)	30	29,966
		506,506
Oil & Gas Services — 0.3%
Schlumberger Investment SA, 4.85%, 05/15/33 (Call 02/15/33)	50	49,543

Packaging & Containers — 0.4%
Amcor Finance USA Inc., 5.63%, 05/26/33 (Call 02/26/33)	35	34,935
WRKCo Inc., 3.00%, 06/15/33 (Call 03/15/33)	30	24,379
		59,314
Pharmaceuticals — 6.8%
Astrazeneca Finance LLC, 4.88%, 03/03/33 (Call 12/03/32)	25	25,205
Cigna Group (The), 5.40%, 03/15/33 (Call 12/15/32)	70	70,959
Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp.
5.25%, 02/21/33 (Call 11/21/32)	$165	$164,031
5.30%, 06/01/33 (Call 03/01/33)	55	54,893
Eli Lilly & Co., 4.70%, 02/27/33 (Call 11/27/32)	72	72,554
Johnson & Johnson, 4.38%, 12/05/33 (Call 06/05/33)	85	84,946
McKesson Corp., 5.10%, 07/15/33 (Call 04/15/33)	49	49,151
Merck & Co. Inc.
4.50%, 05/17/33 (Call 02/17/33)	135	132,775
6.50%, 12/01/33	12	13,673
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/33 (Call 02/19/33)	365	362,595
		1,030,782
Pipelines — 7.0%
Cheniere Energy Partners LP, 5.95%, 06/30/33 (Call 12/30/32)(a)	102	103,209
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	66	51,817
5.70%, 03/08/33 (Call 12/08/32)	173	175,441
Energy Transfer LP, 5.75%, 02/15/33 (Call 11/15/32)	110	111,448
Enterprise Products Operating LLC, 5.35%, 01/31/33 (Call 10/31/32)	110	112,277
Kinder Morgan Energy Partners LP, 7.30%, 08/15/33	20	21,916
Kinder Morgan Inc.
4.80%, 02/01/33 (Call 11/01/32)	65	61,660
5.20%, 06/01/33 (Call 03/01/33)	115	112,192
MPLX LP, 5.00%, 03/01/33 (Call 12/01/32)	80	76,832
Targa Resources Corp.
4.20%, 02/01/33 (Call 12/01/32)	45	40,211
6.13%, 03/15/33 (Call 12/15/32)	75	76,972
Western Midstream Operating LP, 6.15%, 04/01/33 (Call 01/01/33)	55	55,876
Williams Cos. Inc., 5.65%, 03/15/33 (Call 12/15/32)	59	59,952
		1,059,803
Real Estate Investment Trusts — 5.3%
Agree LP, 2.60%, 06/15/33 (Call 03/15/33)	25	19,189
Alexandria Real Estate Equities Inc., 1.88%, 02/01/33 (Call 11/01/32)	75	55,181
American Tower Corp.
5.55%, 07/15/33 (Call 04/15/33)	95	94,998
5.65%, 03/15/33 (Call 12/15/32)	28	28,270
AvalonBay Communities Inc., 5.00%, 02/15/33 (Call 11/15/32)	31	30,984
Boston Properties LP, 2.45%, 10/01/33 (Call 07/01/33)	55	39,792
Corporate Office Properties LP, 2.90%, 12/01/33 (Call 09/01/33)	20	14,367
Crown Castle Inc., 5.10%, 05/01/33 (Call 02/01/33)	59	57,432
Kilroy Realty LP, 2.65%, 11/15/33 (Call 08/15/33)	30	20,792
Kimco Realty Corp., 4.60%, 02/01/33 (Call 11/01/32)	51	47,492
Omega Healthcare Investors Inc., 3.25%, 04/15/33 (Call 01/15/33)	54	40,914
Prologis LP
4.63%, 01/15/33 (Call 10/15/32)	35	34,084
4.75%, 06/15/33 (Call 03/15/33)	70	67,997
Public Storage, 5.10%, 08/01/33 (Call 05/01/33)	35	35,030
Realty Income Corp.
1.80%, 03/15/33 (Call 12/15/32)	45	33,092
4.90%, 07/15/33 (Call 04/15/33)	30	28,980
Simon Property Group LP, 5.50%, 03/08/33 (Call 12/08/32)	51	51,014
Sun Communities Operating LP, 5.70%, 01/15/33 (Call 10/15/32)	20	19,716

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2033 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
UDR Inc., 2.10%, 06/15/33 (Call 03/15/33)	$50	$37,055
Weyerhaeuser Co., 3.38%, 03/09/33 (Call 12/09/32)	25	21,475
WP Carey Inc., 2.25%, 04/01/33 (Call 01/01/33)	30	22,615
		800,469
Retail — 3.5%
AutoZone Inc.
4.75%, 02/01/33 (Call 11/01/32)	40	38,284
5.20%, 08/01/33 (Call 05/01/33)	20	19,777
Dollar General Corp., 5.45%, 07/05/33 (Call 04/05/33)	77	76,521
Lowe's Companies Inc.
5.00%, 04/15/33 (Call 01/15/33)	120	118,790
5.15%, 07/01/33 (Call 04/01/33)	45	44,948
Starbucks Corp., 4.80%, 02/15/33 (Call 11/15/32)	45	44,410
Target Corp., 4.40%, 01/15/33 (Call 10/15/32)	25	24,149
Tractor Supply Co., 5.25%, 05/15/33 (Call 02/15/33)	60	59,200
Walmart Inc., 4.10%, 04/15/33 (Call 01/15/33)	105	101,446
		527,525
Semiconductors — 5.0%
Broadcom Inc.
2.60%, 02/15/33 (Call 11/15/32)(a)	55	42,825
3.42%, 04/15/33 (Call 01/15/33)(a)	235	196,476
Intel Corp., 5.20%, 02/10/33 (Call 11/10/32)	170	171,787
Micron Technology Inc.
5.88%, 02/09/33 (Call 11/09/32)	40	40,027
5.88%, 09/15/33 (Call 06/15/33)	80	79,432
NXP BV/NXP Funding LLC/NXP USA Inc., 5.00%, 01/15/33 (Call 10/15/32)	80	76,877
QUALCOMM Inc., 5.40%, 05/20/33 (Call 02/20/33)	58	60,675
Texas Instruments Inc., 4.90%, 03/14/33 (Call 12/14/32)	77	78,111
		746,210
Software — 1.4%
Concentrix Corp., 6.85%, 08/02/33 (Call 05/02/33)	30	29,011
Fiserv Inc., 5.60%, 03/02/33 (Call 12/02/32)	70	71,178
Oracle Corp., 4.90%, 02/06/33 (Call 11/06/32)	114	110,265
		210,454
Telecommunications — 5.2%
AT&T Inc., 2.55%, 12/01/33 (Call 09/01/33)	279	215,140
Security	Par/ Shares (000)	Value

Telecommunications (continued)
Bell Telephone Co. of Canada or Bell Canada (The), 5.10%, 05/11/33 (Call 02/11/33)	$67	$65,527
T-Mobile USA Inc.
5.05%, 07/15/33 (Call 04/15/33)	200	195,606
5.20%, 01/15/33 (Call 10/15/32)	80	79,334
Verizon Communications Inc.
4.50%, 08/10/33	205	191,328
5.05%, 05/09/33 (Call 02/09/33)	40	39,242
		786,177
Transportation — 1.1%
Norfolk Southern Corp., 4.45%, 03/01/33 (Call 12/01/32)	39	37,321
Union Pacific Corp., 4.50%, 01/20/33 (Call 10/20/32)	69	67,494
United Parcel Service Inc., 4.88%, 03/03/33 (Call 12/03/32)	55	55,537
		160,352
Trucking & Leasing — 0.4%
GATX Corp., 5.45%, 09/15/33 (Call 06/15/33)	65	63,883

Total Long-Term Investments — 98.0%
(Cost: $14,807,321)		14,755,820

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(b)(c)	50	50,000

Total Short-Term Securities — 0.3%
(Cost: $50,000)		50,000

Total Investments — 98.3%
(Cost: $14,857,321)		14,805,820

Other Assets Less Liabilities — 1.7%		248,537

Net Assets — 100.0%		$15,054,357

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/21/23(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$50,000	(b)	$—	$—	$—	$50,000	50	$170	$—

(a)	Commencement of operations.

(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2033 Term Corporate ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$14,755,820	$—	$14,755,820
Short-Term Securities
Money Market Funds	50,000	—	—	50,000
	$50,000	$14,755,820	$—	$14,805,820